SUPPLEMENT DATED AUGUST 19, 2013
to

PROSPECTUS DATED MAY 1, 2001
FOR COMPASS 1

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

Effective August 2, 2013, the parent of Sun Life Assurance Company of Canada (U.S.) is Delaware Life Holdings, LLC (“Delaware Life”).  Delaware Life is a limited liability company formed under the laws of Delaware on December 12, 2012.  Delaware Life is ultimately controlled by Todd L. Boehly and Mark R. Walter.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Compass 1 (US) 8/2013